Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Revenue
Revenue	$ 27,400,035	$ 987,745	$ 23,011,381	$ 20,337,881
Operating profit (loss)	5,562,389	200,519	3,566,502	2,457,119
Share of profit (loss) of associates	625,733	$ 22,557	(147,329)	(154,926)
Interest expense	(120,998)		(162,400)	(171,075)
Purchase of property, plant and equipment	6,552,702		4,133,615	4,896,656
Continuing operations [member]
Revenue
Revenue	27,400,035		23,011,381	20,337,881
Operating profit (loss)	5,562,389		3,566,502	2,457,119
Depreciation expenses	(4,634,112)		(4,175,519)	(3,731,914)
Share of profit (loss) of associates	625,733		(147,329)	(154,926)
Interest income	9,980		27,778	64,368
Interest expense	(120,998)		(162,400)	(171,075)
Purchase of property, plant and equipment	6,552,702		4,133,615	4,896,656
Continuing operations [member] | External [member]
Revenue
Revenue	27,400,035		23,011,381	20,337,881
Continuing operations [member] | Operating segments [member] | Testing [member]
Revenue
Revenue	5,899,600		5,002,730	4,257,800
Operating profit (loss)	1,814,021		1,333,682	709,142
Depreciation expenses	(921,999)		(853,829)	(802,740)
Purchase of property, plant and equipment	1,841,359		887,204	764,105
Continuing operations [member] | Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	5,899,600		5,002,730	4,257,800
Continuing operations [member] | Operating segments [member] | Assembly [member]
Revenue
Revenue	7,963,714		6,001,964	5,148,877
Operating profit (loss)	857,304		67,730	(227,096)
Depreciation expenses	(576,138)		(523,341)	(521,311)
Purchase of property, plant and equipment	1,553,475		803,693	548,063
Continuing operations [member] | Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	7,963,714		6,001,964	5,148,877
Continuing operations [member] | Operating segments [member] | LCDD [member]
Revenue
Revenue	8,211,099		7,023,003	6,922,205
Operating profit (loss)	2,336,394		1,687,986	1,740,720
Depreciation expenses	(2,579,150)		(2,213,504)	(1,796,951)
Purchase of property, plant and equipment	2,748,697		2,143,401	3,077,806
Continuing operations [member] | Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	8,211,099		7,023,003	6,922,205
Continuing operations [member] | Operating segments [member] | Bumping [member]
Revenue
Revenue	5,325,622		4,983,684	4,008,999
Operating profit (loss)	561,642		487,323	232,404
Depreciation expenses	(549,020)		(578,890)	(604,553)
Purchase of property, plant and equipment	408,751		298,834	506,635
Continuing operations [member] | Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	5,325,622		4,983,684	4,008,999
Continuing operations [member] | Operating segments [member] | Others [member]
Revenue
Revenue	43,808		39,646	32,808
Operating profit (loss)	(6,987)		(10,230)	1,931
Depreciation expenses	(7,805)		(5,955)	(6,359)
Share of profit (loss) of associates	1,211,177		(320,578)	(370,351)
Interest income	9,980		27,778	64,368
Interest expense	(120,998)		(162,400)	(171,075)
Purchase of property, plant and equipment	420		483	47
Continuing operations [member] | Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	43,808		39,646	32,808
Continuing operations [member] | Elimination [member]
Revenue
Revenue	(43,808)		(39,646)	(32,808)
Operating profit (loss)	15		11	18
Share of profit (loss) of associates	(585,444)		173,249	215,425
Continuing operations [member] | Elimination [member] | Intersegment [member]
Revenue
Revenue	$ (43,808)		$ (39,646)	$ (32,808)